UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Severn River Capital Management, LLC
Address: Eight Greenwich Office Park

         Greenwich, CT  06831

13F File Number:  28-11087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Glick
Title:     Chief Financial Officer
Phone:     203-971-3666

Signature, Place, and Date of Signing:

     Christine Glick     Greenwich, CT     May 15, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     5

Form13F Information Table Value Total:     $5,708 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE COMPUTER INC             COM              037833100     1258    20065 SH       SOLE                    20065        0        0
BLOCKBUSTER INC                CL A             093679108     1049   264200 SH       SOLE                   264200        0        0
COMCAST CORP NEW               CL A             20030N101      973    37200 SH       SOLE                    37200        0        0
GENCORP INC                    COM              368682100     1453    70700 SH       SOLE                    70700        0        0
WALGREEN CO                    COM              931422109      975    22600 SH       SOLE                    22600        0        0